Restricted Cash (Details Narrative) - USD ($)	Mar. 21, 2019	Jan. 18, 2019	Mar. 31, 2020
Restricted cash			$ 810,055
ATSCO, Inc [Member]
Litigation settlement amount	$ 810,055	$ 810,055